RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2020
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

16. RELATED PARTY TRANSACTIONS

The Company entered into a guaranty (the “Guaranty”) in favor of Rock Cliff on May 3, 2019 in connection with the Herbal Brands Loan to its subsidiary Herbal Brands, Inc. The Guaranty was a condition of the Herbal Brands Loan, which enabled the Herbal Brands acquisition. Pursuant to the Guaranty, the Company guaranteed Herbal Brands’ payment obligations under the Herbal Brands Loan and related loan documents, including the payment of the $8,500 principal amount of the Herbal Brands Loan, the interest at the 8% rate, as well as the payment of Rock Cliff ’s related out-of-pocket fees and expenses.

As part of the Herbal Brands acquisition financing, the Company also issued warrants to Rock Cliff, to purchase 193,402 Class C preferred shares of Clever Leaves on a 1:1 basis, at a strike price of $8.79 per share, with a relative fair value of approximately $717. The warrants can be exercised in part or in whole at any time prior to the expiration date of May 3, 2023, and are not assignable, transferable, or negotiable. Following the closing of the Business Combination and pursuant to the terms, the holder of the Rock Cliff Warrants can purchase 63,597 of the Company’s common shares at a strike price of $26.73 per share.

Refer to Note 8., Note 12., and Note 13. for more information on the Herbal Brands acquisition and related financing.

On November 9, 2020, Clever Leaves and the Company entered into the Neem Holdings Convertible Note and the Neem Holdings Warrants with Neem Holdings, a shareholder of the Company. Upon consummation of the Business Combination, the Company repaid the Neem Holdings Convertible Note in full and Neem Holdings exercised the Neem Holdings Warrants. See Note 12. for more information.

On October 31, 2019, the Company entered into an Agreement with the NCI Holders, which granted the NCI Holders Exchangeable Class A Shares. Refer to Note 8. for more information on the Agreement.